Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of inventories
	December 31, 2018	March 31, 2018	December 31, 2017

Satellite equipment for sale under construction	$-	$197,645	$197,645
Parts	-	11,029	11,029
Supplies	5,273	5,468	5,540
	5,273	214,142	214,214
Allowance for inventory loss	(5,273)	(5,468)	(5,540)
Net	$-	$208,674	$208,674